AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

RECD S.E.C.
JUL 2 5 2007
1086

CEMTAMX

July 25, 2007

001-32544

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUL 27 2007
THOMSON
FINANCIAL

07072724

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Citigroup Funding Inc. (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Equity LinKed Securities (ELKS®) Based Upon the American Depository Receipts Representing Ordinary Participation Certificates of Cemex, S.A.B. de C.V. Due 2008

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END